SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Trade:
Open accounts	$ 2,039	$ 2,426	$ 998
Allowance for doubtful accounts	(215)	(142)	(146)	(6)
Total trade	1,824	2,284	852		1,078
Other:
Due from government institutions	124	68	56
Advance payments to suppliers	118	32
Fund in respect of employee right upon retirement			8
Miscellaneous	22	18	11
Total other	264	118	75		408
Changes in Allowance for doubtful accounts:
Balance at beginning of period	142	146	6	6
Additions during the period	78		140
Exchange rate differences	(5)	(4)
Balance at end of period	215	142	146	6
Inventories:
Finished goods	479	741	957		752
Work in process	1,115	1,044	573		1,201
Raw materials and supplies	150	276	174		123
Total inventories	1,744	2,061	1,704		2,076
Provision for slow moving inventory	443
Inventory on consignment:
Balance at beginning of year	110	371	1,093	1,423	22
Costs of revenues deferred during the year	20	110	326	421
Costs of revenues recognized during the year	(67)	(371)	(1,048)	(751)
Balance at end of year	63	110	371	1,093	22
Accounts payable and accruals-other:
Employees and employee institutions	438	376	375		442
Accrued vacation and recreation pay	272	271	147		256
Accrued clinical trials expenses	607	124	35		333
Provision for sales commissions	194	213	36		188
Accrued expenses	1,197	930	561		1,259
Due to government institutions	22	3	100		23
Liability for employees rights upon retirement			7
Provision for returns	139	231	150		55
Taxes payable	56	69	98		72
Total accounts payable and accruals - others	2,925	2,217	1,509		2,628
Deferred revenues:
Balance at beginning of year		398	1,975	2,482	10
Revenue deferred during the year	25		320	616
Revenue recognized during the year	(15)	(398)	(1,897)	(1,123)
Balance at end of year	$ 10		$ 398	$ 1,975	$ 10